UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02405

Name of Fund:  BlackRock Balanced Capital Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 03/31/2008

Item 1 - Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES
BLACKROCK SOLUTIONS

-------------------------------------------------------------
   BlackRock Balanced Capital                                   [BLACKROCK LOGO]
   Fund, Inc.

   SEMI-ANNUAL REPORT
   MARCH 31, 2008 | (UNAUDITED)
-------------------------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

--------------------------------------------------------------------------------

Table of Contents

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------

A Letter to Shareholders ................................................      3
Semi-Annual Report:
Fund Summary ............................................................      4
About Fund Performance ..................................................      6
Disclosure of Expenses ..................................................      6
Portfolio Summary .......................................................      7
Financial Statements:
   Schedule of Investments ..............................................      8
   Statement of Assets and Liabilities ..................................     10
   Statement of Operations ..............................................     11
   Statements of Changes in Net Assets ..................................     12
Financial Highlights ....................................................     13
Notes to Financial Statements ...........................................     18
Officers and Directors ..................................................     23
Additional Information ..................................................     24
Mutual Fund Family ......................................................     26

--------------------------------------------------------------------------------
2           BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008                                          6-month   12-month
------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index)                                                -12.46%     -5.08%
------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                 -14.02     -13.00
------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)            -10.50      -2.70
------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                          + 5.23      +7.67
------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)               + 0.75      +1.90
------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer
   Capped Index)                                                             - 4.01      -3.47
------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

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                                                                               3

--------------------------------------------------------------------------------

Fund Summary

--------------------------------------------------------------------------------
   Portfolio Management Commentary
--------------------------------------------------------------------------------

      How did the Fund perform?

o The Fund's equity component outpaced the benchmark S&P 500 Index, while fixed income lagged the benchmark return. Overall, the Fund's asset allocation proved unfavorable. The U.S. equity market struggled over the six-month period, while fixed income markets performed better.

      What factors influenced performance?

o Within the equity portfolio, stock selection in the energy sector was the primary contributor to performance, led by strength in Devon Energy Corp. and EnCana Corp. An underweight and good stock selection in financials further contributed to results, largely due to good relative performance from ACE Ltd. and The Bank of New York Mellon Corp., and from our avoidance of many of the troubled banks and brokerages.

o These areas of strength more than offset relative weakness from an over-weight and poor stock selection in technology, primarily sharp declines in semiconductor companies Broadcom Corp. and Micron Technology, Inc. Poor stock selection in the health care sector further impaired performance, largely due to weakness in pharmaceutical companies Schering-Plough Corp. and Bristol-Myers Squibb Co.

o In fixed income, the main driver of underperformance was our allocation to spread products, which posted negative excess returns (versus Treasuries) throughout the period, and a corresponding underweight in Treasuries and agency debentures, which were among the market's top performers.

      Describe recent portfolio activity.

o We continued to adjust our holdings in response to ongoing market volatility. Within the equity portfolio, we began to increase our consumer exposure, introducing positions in Carnival Corp. and Kohl's Corp. Pessimism about the outlook for consumer spending has inflicted severe damage on this sector, affording some attractive investment opportunities. We increased our health care exposure given this industry's noncyclical characteristics and attractive valuation, adding to positions in AmerisourceBergen Corp. and Schering-Plough, while establishing a position in Merck & Co., Inc. We reduced our technology exposure, decreasing positions in International Business Machines Corp., Hewlett-Packard Co. and Yahoo! Inc. on recent relative strength and eliminating Applied Materials, Inc., Motorola, Inc. and Texas Instruments Inc.

o     Within fixed income, we trimmed positions in mortgage-backed securities
      (MBS), even as they continued to weaken, while increasing exposure to commercial MBS. We also moved from an underweight to a slight overweight in corporate bonds.

      Describe Fund positioning at period-end.

o At period-end,the portfolio was invested 66% in equities,30% in fixed income and 4% in cash equivalents as a percent of net assets.

o Uncertainty over the pace of economic and corporate earnings growth is likely to persist through the first half of 2008 and credit conditions are likely to remain challenging, but we view the associated decline in share prices opportunistically and will look to increase exposure to equities as opportunities present themselves. As expectations and valuations continue to fall, we believe we are being afforded opportunities to purchase shares in above-average companies at or near record-low valuations. Bonds, meanwhile, look increasingly expensive as interest rates are low and inflation-adjusted yields are well below historical averages, limiting the returns available. We will continue to take advantage of the Fund's flexibility as market conditions evolve.

--------------------------------------------------------------------------------
   Expense Example
--------------------------------------------------------------------------------

                                              Actual                                              Hypothetical**
                       ----------------------------------------------------   ------------------------------------------------------
                          Beginning          Ending                              Beginning          Ending
                        Account Value     Account Value     Expenses Paid      Account Value     Account Value     Expenses Paid
                       October 1, 2007   March 31, 2008   During the Period*  October 1, 2007   March 31, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......       $1,000           $929.30             $2.70             $1,000          $1,022.20           $2.83
Investor A .........       $1,000           $928.30             $4.10             $1,000          $1,020.75           $4.29
Investor B .........       $1,000           $924.10             $8.32             $1,000          $1,016.35           $8.72
Investor C .........       $1,000           $924.70             $7.89             $1,000          $1,016.80           $8.27
Class R ............       $1,000           $926.50             $6.07             $1,000          $1,018.70           $6.36
------------------------------------------------------------------------------------------------------------------------------------

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.56% for Institutional, 0.85% for Investor A, 1.73% for Investor B, 1.64% for Investor C and 1.26% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.

--------------------------------------------------------------------------------
4           BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Total Return Based on a $10,000 Investment
--------------------------------------------------------------------------------

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the S&P 500(R) Index and the Lehman Brothers U.S. Aggregate Bond Index. Values are from March 1998 to March 2008:

                                                              Lehman Brothers
             Institutional    Investor A    S&P 500(R)    U.S. Aggregate Bond
                  Shares*+      Shares*+       Index++               Index+++
3/98            $ 10,000       $  9,475      $ 10,000           $ 10,000
3/99            $  9,932       $  9,388      $ 11,846           $ 10,649
3/00            $ 10,386       $  9,791      $ 13,971           $ 10,849
3/01            $ 10,270       $  9,659      $ 10,943           $ 12,208
3/02            $ 10,791       $ 10,120      $ 10,969           $ 12,861
3/03            $  8,839       $  8,272      $  8,253           $ 14,364
3/04            $ 11,192       $ 10,443      $ 11,152           $ 15,140
3/05            $ 11,824       $ 11,006      $ 11,898           $ 15,314
3/06            $ 12,854       $ 11,937      $ 13,293           $ 15,659
3/07            $ 14,426       $ 13,362      $ 14,866           $ 16,692
3/08            $ 14,302       $ 13,213      $ 14,111           $ 17,971

  * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

  + The Fund, through a fully managed investment policy, utilizes equity, debt and convertible securities.

 ++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

+++ This unmanaged Index is a widely recognized market weighted index comprised of investment grade corporate bonds, rated BBB or better, mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

--------------------------------------------------------------------------------
   Performance Summary for the Period Ended March 31, 2008
--------------------------------------------------------------------------------

                                                                                  Average Annual Total Returns*
                                                                ----------------------------------------------------------------
                                                                       1 Year               5 Years               10 Years
                                                                -------------------   -------------------   --------------------
                                                   6-Month      w/o sales   w/sales   w/o sales   w/sales   w/o sales    w/sales
                                                Total Returns     charge     charge     charge     charge     charge      charge
--------------------------------------------------------------------------------------------------------------------------------
Institutional ...............................       -7.07%        -0.86%        --     +10.10%        --      +3.64%         --
Investor A ..................................       -7.17         -1.12      -6.31%     +9.82      +8.64%     +3.38       +2.83%
Investor B ..................................       -7.59         -2.02      -6.05      +8.94      +8.66      +2.75       +2.75
Investor C ..................................       -7.53         -1.89      -2.78      +8.96      +8.96      +2.58       +2.58
Class R .....................................       -7.35         -1.48         --      +9.59         --      +3.19          --
S&P 500 Index ...............................      -12.46         -5.08         --     +11.32         --      +3.50          --
Lehman Brothers U.S. Aggregate Index ........       +5.23         +7.67         --      +4.58         --      +6.04          --
--------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008         5

--------------------------------------------------------------------------------

      About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

--------------------------------------------------------------------------------

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

--------------------------------------------------------------------------------
6           BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

Portfolio Summary (Unaudited)

--------------------------------------------------------------------------------
   As of March 31, 2008
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
--------------------------------------------------------------------------------
Weatherford International Ltd. ....................................        2%
McDonald's Corp. ..................................................        2
General Electric Co. ..............................................        2
Murphy Oil Corp. ..................................................        2
Nestle SA Registered Shares .......................................        2
Kimberly-Clark Corp. ..............................................        2
JPMorgan Chase & Co. ..............................................        2
Devon Energy Corp. ................................................        2
Unilever NV .......................................................        2
Cisco Systems, Inc. ...............................................        1
--------------------------------------------------------------------------------

                                                                      Percent of
Asset Mix                                                  Long-Term Investments
--------------------------------------------------------------------------------
Domestic Common Stocks .................................                  62%
Fixed Income Mutual Funds ..............................                  31
Foreign Common Stocks ..................................                   7
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Food Products .....................................................        5%
Insurance .........................................................        5
Oil, Gas & Consumable Fuels .......................................        5
Industrial Conglomerates ..........................................        4
Capital Markets ...................................................        4
--------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008         7

--------------------------------------------------------------------------------

Schedule of Investments March 31, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)

Common Stocks                                            Shares        Value
--------------------------------------------------------------------------------
Aerospace & Defense -- 2.6%
Honeywell International, Inc.                           430,000   $   24,260,600
United Technologies Corp.                               385,000       26,495,700
                                                                  --------------
                                                                      50,756,300
================================================================================
Air Freight & Logistics -- 0.5%
FedEx Corp.                                              95,000        8,803,650
================================================================================
Automobiles -- 0.8%
Harley-Davidson, Inc.                                   385,000       14,437,500
================================================================================
Beverages -- 0.9%
Anheuser-Busch Cos., Inc.                               385,000       18,268,250
================================================================================
Building Products -- 0.4%
Masco Corp.                                             430,000        8,526,900
================================================================================
Capital Markets -- 4.0%
The Bank of New York Mellon Corp.                       670,000       27,959,100
Invesco Ltd. (a)                                        580,000       14,128,800
Legg Mason, Inc.                                        240,000       13,435,200
Morgan Stanley                                          480,000       21,936,000
                                                                  --------------
                                                                      77,459,100
================================================================================
Chemicals -- 2.1%
The Dow Chemical Co.                                    385,000       14,187,250
E.I. du Pont de Nemours & Co.                           575,000       26,887,000
                                                                  --------------
                                                                      41,074,250
================================================================================
Communications Equipment -- 1.7%
Cisco Systems, Inc. (b)                               1,200,000       28,908,000
Juniper Networks, Inc. (b)                              195,000        4,875,000
                                                                  --------------
                                                                      33,783,000
================================================================================
Computers & Peripherals -- 3.5%
Hewlett-Packard Co.                                     480,000       21,916,800
International Business Machines Corp.                   240,000       27,633,600
Sun Microsystems, Inc. (b)                            1,150,000       17,859,500
                                                                  --------------
                                                                      67,409,900
================================================================================
Consumer Finance -- 0.3%
Discover Financial Services, Inc.                       385,000        6,302,450
================================================================================
Diversified Financial Services -- 1.8%
Citigroup, Inc.                                         195,000        4,176,900
JPMorgan Chase & Co.                                    695,000       29,850,250
                                                                  --------------
                                                                      34,027,150
================================================================================
Diversified Telecommunication Services -- 2.4%
AT&T Inc.                                               575,000       22,022,500
Verizon Communications, Inc.                            670,000       24,421,500
                                                                  --------------
                                                                      46,444,000
================================================================================
Electronic Equipment & Instruments -- 0.4%
Tyco Electronics Ltd.                                   240,000        8,236,800
================================================================================
Energy Equipment & Services -- 3.2%
Schlumberger Ltd.                                       190,000       16,530,000
Transocean, Inc.                                         90,000       12,168,000
Weatherford International Ltd. (b)                      445,000       32,249,150
                                                                  --------------
                                                                      60,947,150
================================================================================
Food & Staples Retailing -- 0.7%
Wal-Mart Stores, Inc.                                   240,000       12,643,200
================================================================================

Common Stocks                                            Shares        Value
================================================================================
Food Products -- 5.0%
Cadbury Schweppes Plc (a)                               480,000   $   21,225,600
General Mills, Inc.                                     240,000       14,371,200
Nestle SA Registered Shares                              62,500       31,231,120
Unilever NV (a)                                         865,000       29,176,450
                                                                  --------------
                                                                      96,004,370
================================================================================
Health Care Equipment & Supplies -- 1.1%
Baxter International, Inc.                              380,000       21,971,600
================================================================================
Health Care Providers & Services -- 0.8%
AmerisourceBergen Corp.                                 385,000       15,777,300
================================================================================
Hotels, Restaurants & Leisure -- 2.5%
Carnival Corp.                                          385,000       15,584,800
McDonald's Corp.                                        575,000       32,067,750
                                                                  --------------
                                                                      47,652,550
================================================================================
Household Durables -- 0.9%
Sony Corp. (a)                                          435,000       17,430,450
================================================================================
Household Products -- 1.6%
Kimberly-Clark Corp.                                    480,000       30,984,000
================================================================================
IT Services -- 1.1%
Accenture Ltd. Class A                                  625,000       21,981,250
================================================================================
Industrial Conglomerates -- 4.3%
3M Co.                                                  290,000       22,953,500
General Electric Co.                                    860,000       31,828,600
Textron, Inc.                                           505,000       27,987,100
                                                                  --------------
                                                                      82,769,200
================================================================================
Insurance -- 4.9%
ACE Ltd.                                                480,000       26,428,800
American International Group, Inc.                      555,000       24,003,750
Prudential Financial, Inc.                              335,000       26,213,750
RenaissanceRe Holdings Ltd.                             335,000       17,389,850
                                                                  --------------
                                                                      94,036,150
================================================================================
Internet Software & Services -- 0.6%
Yahoo! Inc. (b)                                         410,000       11,861,300
================================================================================
Machinery -- 1.0%
Dover Corp.                                             480,000       20,054,400
================================================================================
Media -- 1.9%
CBS Corp. Class B                                       815,000       17,995,200
Comcast Corp. Special Class A                           575,000       10,907,750
Walt Disney Co.                                         240,000        7,531,200
                                                                  --------------
                                                                      36,434,150
================================================================================
Metals & Mining -- 0.8%
Alcoa, Inc.                                             430,000       15,505,800
================================================================================
Multiline Retail -- 0.4%
Kohl's Corp. (b)                                        195,000        8,363,550
================================================================================
Oil, Gas & Consumable Fuels -- 4.7%
Devon Energy Corp.                                      285,000       29,734,050
EnCana Corp.                                             95,000        7,196,250
Exxon Mobil Corp.                                       195,000       16,493,100
Murphy Oil Corp.                                        385,000       31,623,900
Petroleo Brasileiro SA (a)                               65,000        6,637,150
                                                                  --------------
                                                                      91,684,450
================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
8           BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

Schedule of Investments (concluded)

                                     (Percentages shown are based on Net Assets)

Common Stocks                                            Shares       Value
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
International Paper Co.                                 190,000  $    5,168,000
MeadWestvaco Corp.                                      190,000       5,171,800
                                                                 --------------
                                                                     10,339,800
===============================================================================
Pharmaceuticals -- 3.3%
Bristol-Myers Squibb Co.                                960,000      20,448,000
Merck & Co., Inc.                                       195,000       7,400,250
Schering-Plough Corp.                                   770,000      11,095,700
Wyeth                                                   575,000      24,012,000
                                                                 --------------
                                                                     62,955,950
===============================================================================
Semiconductors & Semiconductor
Equipment -- 2.5%
Broadcom Corp. Class A (b)                              865,000      16,668,550
Intersil Corp. Class A                                  770,000      19,765,900
Micron Technology, Inc. (b)(c)                        1,920,000      11,462,400
                                                                 --------------
                                                                     47,896,850
===============================================================================
Software -- 2.4%
Electronic Arts, Inc. (b)                               385,000      19,219,200
Microsoft Corp.                                         960,000      27,244,800
                                                                 --------------
                                                                     46,464,000
===============================================================================

Common Stocks                                            Shares       Value
-------------------------------------------------------------------------------
Specialty Retail -- 0.7%
Home Depot, Inc.                                        480,000  $   13,425,600
-------------------------------------------------------------------------------
Total Common Stocks (Cost -- $992,466,136) -- 66.3%               1,282,712,320
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                     Beneficial
                                                       Interest
Mutual Funds                                              (000)
-------------------------------------------------------------------------------
Master Total Return Portfolio of
   Master Bond LLC (the "Master Portfolio") (d)       $ 412,000     581,269,399
-------------------------------------------------------------------------------
Total Mutual Funds (Cost -- $601,075,471 -- 30.0%)                  581,269,399
===============================================================================

-------------------------------------------------------------------------------
Short-Term Securities
-------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
    Cash Sweep Series, 2.92% (d)(e)                      71,839      71,839,089
BlackRock Liquidity Series, LLC
    Money Market Series, 3.10% (d)(e)(f)                  5,400       5,400,000
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $77,239,089) -- 4.0%            77,239,089
===============================================================================
Total Investments (Cost -- $1,670,780,696*) -- 100.3%             1,941,220,808
Liabilities in Excess of Other Assets -- (0.3%)                      (6,649,476)
                                                                 --------------
Net Assets -- 100.0%                                             $1,934,571,332
                                                                 ==============

-------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................   $1,682,212,983
                                                                 ==============
      Gross unrealized appreciation ..........................   $  355,887,487
      Gross unrealized depreciation ..........................      (96,879,662)
                                                                 --------------
      Net unrealized appreciation ............................   $  259,007,825
                                                                 ==============

(a)   Depositary receipts.

(b)   Non-income producing security.

(c)   Security, or a portion of security, is on loan.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                          Net       Dividend/
                                                       Activity      Interest
Affiliate                                               (000)         Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
    Cash Sweep Series                                 $   47,163   $    853,796

BlackRock Liquidity Series, LLC
    Money Market Series                               $   (5,400)  $     18,262

Master Total Return Portfolio of
    Master Bond LLC                                   $ (197,000)  $ 20,663,536
--------------------------------------------------------------------------------

(e)   Represents the current yield as of report date.

(f)   Security was purchased with the cash proceeds from securities loans.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008         9

--------------------------------------------------------------------------------

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

===================================================================================================================================
   Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated securities (including securities loaned of $5,373,000)
(cost -- $992,466,136) .........................................................................................   $  1,282,712,320
Investments at value -- affiliated securities (cost -- $678,314,560) ...........................................        658,508,488
Dividends receivable ...........................................................................................          2,312,556
Capital shares sold receivable .................................................................................          1,104,506
Security lending income receivable .............................................................................             30,148
Prepaid expenses ...............................................................................................              1,923
Other assets ...................................................................................................          1,331,334
                                                                                                                   ----------------
Total assets ...................................................................................................      1,946,001,275
                                                                                                                   ----------------

===================================================================================================================================
   Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned .......................................................................          5,400,000
Capital shares redeemed payable ................................................................................          3,918,046
Bank overdraft .................................................................................................            678,940
Administration fees payable ....................................................................................            630,909
Other affiliates payable .......................................................................................            443,831
Distribution fees payable ......................................................................................            306,304
Directors' fees payable ........................................................................................             33,670
Other liabilities payable ......................................................................................             16,820
Distributions to shareholders payable ..........................................................................                567
Other accrued expenses payable .................................................................................                856
                                                                                                                   ----------------
Total liabilities ..............................................................................................         11,429,943
                                                                                                                   ----------------

===================================================================================================================================
   Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................................   $  1,934,571,332
                                                                                                                   ================

===================================================================================================================================
   Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $0.10 par value, 400,000,000 shares authorized ...........................   $      3,922,350
Investor A Shares of Common Stock, $0.10 par value, 200,000,000 shares authorized ..............................          3,175,884
Investor B Shares of Common Stock, $0.10 par value, 500,000,000 shares authorized ..............................            303,944
Investor C Shares of Common Stock, $0.10 par value, 200,000,000 shares authorized ..............................            362,207
Class R Shares of Common Stock, $0.10 par value, 500,000,000 shares authorized .................................             41,278
Paid-in capital in excess of par ...............................................................................      1,590,769,412
Undistributed net investment income ............................................................................          9,343,594
Accumulated net realized gain ..................................................................................         56,113,918
Net unrealized appreciation/depreciation .......................................................................        270,538,745
                                                                                                                   ----------------
Net Assets .....................................................................................................   $  1,934,571,332
                                                                                                                   ================

===================================================================================================================================
   Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $977,944,064 and 39,223,501 shares outstanding .........................   $          24.93
                                                                                                                   ================
Investor A -- Based on net assets of $789,068,846 and 31,758,843 shares outstanding ............................   $          24.85
                                                                                                                   ================
Investor B -- Based on net assets of $73,258,096 and 3,039,439 shares outstanding ..............................   $          24.10
                                                                                                                   ================
Investor C -- Based on net assets of $84,419,279 and 3,622,072 shares outstanding ..............................   $          23.31
                                                                                                                   ================
Class R -- Based on net assets of $9,881,047 and 412,775 shares outstanding ....................................   $          23.94
                                                                                                                   ================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
10           BLACKROCK BALANCED CAPITAL FUND, INC.      MARCH 31, 2008

--------------------------------------------------------------------------------

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

===================================================================================================================================
   Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $60,861 foreign withholding tax) .............................................................   $     14,334,950
Interest from affiliates .......................................................................................            853,796
Securities lending .............................................................................................             18,262
Net investment income allocated from the Master Portfolio:
   Interest ....................................................................................................         20,963,998
   Dividends ...................................................................................................            298,644
   Expenses ....................................................................................................           (599,106)
                                                                                                                   ----------------
Total investment income and net investment income allocated from the Master Portfolio ..........................         35,870,544
                                                                                                                   ----------------

===================================================================================================================================
   Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ............................................................................................          4,585,604
Service -- Investor A ..........................................................................................          1,062,096
Service and distribution -- Investor B .........................................................................            431,399
Service and distribution -- Investor C .........................................................................            460,742
Service and distribution -- Class R ............................................................................             25,285
Transfer agent -- Institutional ................................................................................            533,539
Transfer agent -- Investor A ...................................................................................            571,186
Transfer agent -- Investor B ...................................................................................            115,114
Transfer agent -- Investor C ...................................................................................             80,801
Transfer agent -- Class R ......................................................................................             14,669
Printing .......................................................................................................             53,515
Custodian ......................................................................................................             50,945
Professional ...................................................................................................             39,532
Registration ...................................................................................................             37,040
Directors ......................................................................................................             36,053
Miscellaneous ..................................................................................................             45,137
                                                                                                                   ----------------
Total expenses .................................................................................................          8,142,657
Less fees waived by advisor ....................................................................................           (235,676)
                                                                                                                   ----------------
Total expenses after waiver ....................................................................................          7,906,981
                                                                                                                   ----------------
Net investment income ..........................................................................................         27,963,563
                                                                                                                   ----------------

===================================================================================================================================
   Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments .................................................................................................         75,177,603
   Foreign currency transactions ...............................................................................               (187)
   Allocations from the Master Portfolio .......................................................................         14,628,597
                                                                                                                   ----------------
                                                                                                                         89,806,013
                                                                                                                   ----------------
Net change in unrealized appreciation/depreciation on:
   Investments .................................................................................................       (265,785,133)
   Foreign currency transactions ...............................................................................             72,266
   Allocations from the Master Portfolio .......................................................................        (18,568,671)
                                                                                                                   ----------------
                                                                                                                       (284,281,538)
                                                                                                                   ----------------
Total realized and unrealized loss .............................................................................       (194,475,525)
                                                                                                                   ----------------
Net Decrease in Net Assets Resulting from Operations ...........................................................   $   (166,511,962)
                                                                                                                   ================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        11

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   March 31,         Year Ended
                                                                                                     2008          September 30,
Increase (Decrease) in Net Assets:                                                                (Unaudited)           2007
----------------------------------------------------------------------------------------------------------------------------------
   Operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income .......................................................................   $    27,963,563   $     55,137,613
Net realized gain ...........................................................................        89,806,013        141,865,500
Net change in unrealized appreciation/depreciation ..........................................      (284,281,538)       110,239,041
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations .............................      (166,511,962)       307,242,154
                                                                                                ----------------------------------

==================================================================================================================================
   Dividends and Distributions to Shareholders from
----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional ............................................................................       (18,315,620)       (33,452,525)
   Investor A ...............................................................................       (11,809,396)       (22,511,016)
   Investor B ...............................................................................          (773,200)        (2,020,759)
   Investor C ...............................................................................          (973,984)        (1,868,011)
   Class R ..................................................................................          (127,837)          (147,831)
Net realized gain:
   Institutional ............................................................................       (84,351,170)       (57,419,299)
   Investor A ...............................................................................       (60,554,500)       (43,382,214)
   Investor B ...............................................................................        (6,278,295)        (6,663,649)
   Investor C ...............................................................................        (6,968,380)        (5,091,308)
   Class R ..................................................................................          (736,934)          (244,993)
                                                                                                ----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ...........      (190,889,316)      (172,801,605)
                                                                                                ----------------------------------

==================================================================================================================================
   Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from capital share transactions ..........................      (104,510,442)      (129,180,248)
                                                                                                ----------------------------------

==================================================================================================================================
   Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .....................................................      (461,911,720)         5,260,301
Beginning of period .........................................................................     2,396,483,052      2,391,222,751
                                                                                                ----------------------------------
End of period ...............................................................................   $ 1,934,571,332   $  2,396,483,052
                                                                                                ==================================
End of period undistributed net investment income ...........................................   $     9,343,594   $     13,380,068
                                                                                                ==================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
12          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

Financial Highlights

                                                                     Institutional
                        ------------------------------------------------------------------------------------------------------------
                        Six Months
                           Ended                                                                         Period
                          March 31,                       Year Ended September 30,                    April 1, 2003     Year Ended
                           2008           -------------------------------------------------------       to Sept.30,      March 31,
                        (Unaudited)         2007            2006           2005           2004             2003            2003
------------------------------------------------------------------------------------------------------------------------------------
  Per Share Operating
  Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
   period ............  $     29.29       $    27.71     $    27.00     $    26.76     $    24.31        $    21.73     $    27.58
                        ------------------------------------------------------------------------------------------------------------
Net investment
  income(1) ..........         0.37             0.71           0.63           0.57           0.44              0.24           0.65
Net realized and
  unrealized gain
  (loss) .............        (2.33)            2.98           2.22           1.57           2.50              2.65          (5.60)
                        ------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) from
  investment
  operations .........        (1.96)            3.69           2.85           2.14           2.94              2.89          (4.95)
                        ------------------------------------------------------------------------------------------------------------
Dividends and
   distributions from:
   Net investment
      income .........        (0.43)           (0.77)         (0.54)         (0.64)         (0.49)            (0.31)         (0.69)
   Net realized
      gain ...........        (1.97)           (1.34)         (1.60)         (1.26)            --                --          (0.21)
                        ------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions ......        (2.40)           (2.11)         (2.14)         (1.90)         (0.49)            (0.31)         (0.90)
                        ------------------------------------------------------------------------------------------------------------
Net asset value, end
  of period ..........  $     24.93       $    29.29     $    27.71     $    27.00     $    26.76        $    24.31     $    21.73
                        ============================================================================================================

====================================================================================================================================
   Total Investment
      Return(2)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset
   value .............        (7.07%)(3)       13.85%         11.24%          8.18%         12.17%            13.31%(3)     (18.09%)
                        ============================================================================================================

====================================================================================================================================
   Ratios to Average
      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after
  waiver .............         0.56%(4,5)       0.55%(5)       0.59%(5)       0.58%(5)       0.58%(5)          0.60%(4)       0.59%
                        ============================================================================================================
Total expenses .......         0.58%(4,5)       0.57%(5)       0.61%(5)       0.61%(5)       0.60%(5)          0.60%(4)       0.59%
                        ============================================================================================================
Net investment
   income ............         2.72%(4,5)       2.50%(5)       2.40%(5)       2.11%(5)       1.67%(5)          1.97%(4)       2.72%
                        ============================================================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000) .........  $   977,944       $1,271,031     $1,215,143     $1,340,212     $1,405,513        $1,455,944     $1,396,989
                        ============================================================================================================
Portfolio turnover ...           15%              22%            12%            15%            17%               47%            52%
                        ============================================================================================================

(1)   Based on average shares outstanding.

(2)   Total investment return excludes the effects of any sales charges.

(3)   Aggregate total investment return.

(4)   Annualized.

(5) Includes the Fund's share of the Master Portfolio's allocated expenses and/or net investment income.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        13

--------------------------------------------------------------------------------

                                                                         Investor A
                        ------------------------------------------------------------------------------------------------------------
                        Six Months
                           Ended                                                                         Period
                          March 31,                        Year Ended September 30,                   April 1, 2003     Year Ended
                           2008            ------------------------------------------------------      to Sept.30,       March 31,
                        (Unaudited)           2007           2006           2005          2004             2003            2003
------------------------------------------------------------------------------------------------------------------------------------
  Per Share Operating
  Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period .............  $     29.19        $    27.63     $    26.92     $    26.69    $    24.25     $       21.68     $    27.50
                        ------------------------------------------------------------------------------------------------------------
Net investment
  income(1) ..........         0.33              0.63           0.57           0.50          0.37              0.21           0.59
Net realized and
  unrealized gain
  (loss) .............        (2.32)             2.97           2.21           1.56          2.49              2.64          (5.57)
                        ------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) from
  investment
  operations .........        (1.99)             3.60           2.78           2.06          2.86              2.85          (4.98)
                        ------------------------------------------------------------------------------------------------------------
Dividends and
  distributions from:
   Net investment
   income ............        (0.38)            (0.70)         (0.47)         (0.57)        (0.42)            (0.28)         (0.63)
   Net realized
   gain ..............        (1.97)            (1.34)         (1.60)         (1.26)           --                --          (0.21)
                        ------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions ......        (2.35)            (2.04)         (2.07)         (1.83)        (0.42)            (0.28)         (0.84)
                        ------------------------------------------------------------------------------------------------------------
Net asset value, end
  of period ..........  $     24.85        $    29.19     $    27.63     $    26.92    $    26.69     $       24.25     $    21.68
                        ============================================================================================================

====================================================================================================================================
   Total Investment
      Return(2)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset
   value .............        (7.17%)(3)        13.52%         10.98%          7.88%        11.87%            13.16%(3)     (18.26%)
                        ============================================================================================================

====================================================================================================================================
   Ratios to Average
      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after
  waiver .............         0.85%(4,5)        0.82%(4)       0.84%(4)       0.83%(4)      0.83%(4)          0.85%(5)       0.84%
                        ============================================================================================================
Total expenses .......         0.87%(4,5)        0.84%(4)       0.86%(4)       0.83%(4)      0.84%(4)          0.85%(5)       0.84%
                        ============================================================================================================
Net investment
   income ............         2.43%(4,5)        2.23%(4)       2.15%(4)       1.86%(4)      1.42%(4)          1.71%(5)       2.47%
                        ============================================================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000) .......  $   789,069        $  913,955     $  912,518     $  965,951    $1,052,738     $   1,023,861     $  939,989
                        ============================================================================================================
Portfolio turnover ...           15%               22%            12%            15%           17%               47%            52%
                        ============================================================================================================

(1)   Based on average shares outstanding.

(2)   Total investment returns exclude the effects of sales charges.

(3)   Aggregate total investment return.

(4) Includes the Fund's share of the Master Portfolio's allocated expenses and/or net investment income.

(5)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

                                                                       Investor B
                                ----------------------------------------------------------------------------------------------------
                                Six Months
                                   Ended                                                                 Period
                                  March 31,                     Year Ended September 30,               April 1, 2003    Year Ended
                                   2008           -------------------------------------------------     to Sept.30,      March 31,
                                (Unaudited)         2007         2006         2005         2004           2003            2003
------------------------------------------------------------------------------------------------------------------------------------
  Per Share Operating
  Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period .................   $     28.36       $    26.87     $  26.19     $  25.98     $  23.59     $     21.09     $    26.75
                                ----------------------------------------------------------------------------------------------------
Net investment income(1) ....          0.20             0.39         0.35         0.29         0.17            0.11           0.39
Net realized and unrealized
  gain (loss) ...............         (2.25)            2.87         2.15         1.52         2.42            2.57          (5.42)
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations .....         (2.05)            3.26         2.50         1.81         2.59            2.68          (5.03)
                                ----------------------------------------------------------------------------------------------------
Dividends and distributions
  from:
   Net investment income ....         (0.24)           (0.43)       (0.22)       (0.34)       (0.20)          (0.18)         (0.42)
   Net realized gain ........         (1.97)           (1.34)       (1.60)       (1.26)          --              --          (0.21)
                                ----------------------------------------------------------------------------------------------------
Total dividends and
  distributions .............         (2.21)           (1.77)       (1.82)       (1.60)       (0.20)          (0.18)         (0.63)
                                ----------------------------------------------------------------------------------------------------
Net asset value, end of
  period ....................   $     24.10       $    28.36     $  26.87     $  26.19     $  25.98     $     23.59     $    21.09
                                ====================================================================================================

====================================================================================================================================
   Total Investment Return(2)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ....         (7.59)%(3)       12.57%       10.10%        7.09%       10.99%          12.73%(3)     (18.93%)
                                ====================================================================================================

====================================================================================================================================
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after
  waiver ....................          1.73%(4,5)       1.65%(4)     1.61%(4)     1.61%(4)     1.60%(4)        1.62%(5)       1.62%
                                ====================================================================================================
Total expenses ..............          1.75%(4,5)       1.67%(4)     1.64%(4)     1.63%(4)     1.63%(4)        1.62%(5)       1.62%
                                ====================================================================================================
Net investment income .......          1.56%(4,5)       1.43%(4)     1.35%(4)     1.12%(4)     0.66%(4)        0.95%(5)       1.69%
                                ====================================================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000) .....................   $    73,258       $  100,808     $157,581     $286,317     $434,115     $   632,673     $  680,419
                                ====================================================================================================
Portfolio turnover ..........            15%              22%          12%          15%          17%             47%            52%
                                ====================================================================================================

(1)   Based on average shares outstanding.

(2)   Total investment returns exclude the effects of sales charges.

(3)   Aggregate total investment return.

(4) Includes the Fund's share of the Master Portfolio's allocated expenses and/or net investment income.

(5)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        15

--------------------------------------------------------------------------------

                                                                           Investor C
                           --------------------------------------------------------------------------------------------------------
                            Six Months
                              Ended                                                                    Period
                            March 31,                        Year Ended September 30,               April 1, 2003     Year Ended
                               2008         -----------------------------------------------------    to Sept. 30,      March 31,
                           (Unaudited)        2007          2006          2005          2004            2003             2003
-----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating
      Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of
   period ................ $     27.52      $   26.17     $   25.59     $   25.45     $   23.14     $       20.70     $     26.29
                           --------------------------------------------------------------------------------------------------------
Net investment
   income(1) .............        0.21           0.39          0.34          0.28          0.16              0.11            0.38
Net realized and
   unrealized gain
   (loss) ...............        (2.17)          2.79          2.11          1.48          2.37              2.52           (5.32)
                           --------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from investment
   operations ............       (1.96)          3.18          2.45          1.76          2.53              2.63           (4.94)
                           --------------------------------------------------------------------------------------------------------
Dividends and
   distributions from:
   Net investment income..       (0.28)         (0.49)        (0.27)        (0.36)        (0.22)            (0.19)          (0.44)
   Net realized gain .....       (1.97)         (1.34)        (1.60)        (1.26)           --                --           (0.21)
                           --------------------------------------------------------------------------------------------------------
Total dividends and
   distributions .........       (2.25)         (1.83)        (1.87)        (1.62)        (0.22)            (0.19)          (0.65)
                           --------------------------------------------------------------------------------------------------------
Net asset value, end
   of period ............. $     23.31      $   27.52     $   26.17     $   25.59     $   25.45     $       23.14     $     20.70
                           ========================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment
      Return(2)
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value..       (7.53%)(3)     12.62%        10.13%         7.05%        10.98%            12.72%(3)      (18.92%)
                           ========================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net
      Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after
   waiver ................        1.64%(4,5)     1.60%(4)      1.61%(4)      1.61%(4)      1.61%(4)          1.63%(5)        1.63%
                           ========================================================================================================
Total expenses ...........        1.66%(4,5)     1.63%(4)      1.64%(4)      1.63%(4)      1.63%(4)          1.63%(5)        1.63%
                           ========================================================================================================
Net investment income ....        1.64%(4,5)     1.45%(4)      1.37%(4)      1.09%(4)      0.64%(4)          0.93%(5)        1.69%
                           ========================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000) .......... $    84,419      $ 100,572     $ 101,175     $ 113,356     $ 134,013     $     143,482     $   137,674
                           ========================================================================================================
Portfolio turnover .......          15%            22%           12%           15%           17%               47%             52%
                           ========================================================================================================

(1)   Based on average shares outstanding.

(2)   Total investment returns exclude the effects of sales charges.

(3)   Aggregate total investment return.

(4) Includes the Fund's share of the Master Portfolio's allocated expenses and/or net investment income.

(5)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
16          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

Financial Highlights (concluded)

                                                                            Class R
                           ---------------------------------------------------------------------------------------------------------
                            Six Months                                                                                  Period
                              Ended                                                                    Period           Jan. 3,
                            March 31,                        Year Ended September 30,               April 1, 2003       2003(1)
                               2008         -----------------------------------------------------    to Sept. 30,      to March 31,
                           (Unaudited)        2007          2006          2005          2004            2003             2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating
      Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning
   of period ............. $     28.22      $   26.81     $   26.18     $   26.03     $   23.71     $       21.20     $   22.07
                           ---------------------------------------------------------------------------------------------------------
Net investment
   income(2) .............        0.26           0.50          0.49          0.43          0.30              0.24          0.20
Net realized and
   unrealized gain
   (loss) ................       (2.23)          2.90          2.15          1.52          2.45              2.27         (1.07)
                           ---------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from investment
   operations ............       (1.97)          3.40          2.64          1.95          2.75              2.51         (0.87)
                           ---------------------------------------------------------------------------------------------------------
Dividends and
   distributions from:
   Net investment income..       (0.34)         (0.65)        (0.41)        (0.54)        (0.43)               --(3)         --
   Net realized gain .....       (1.97)         (1.34)        (1.60)        (1.26)           --                --            --
                           ---------------------------------------------------------------------------------------------------------
Total dividends and
   distributions ........        (2.31)         (1.99)        (2.01)        (1.80)        (0.43)               --(3)         --
                           ---------------------------------------------------------------------------------------------------------
Net asset value, end
   of period ............  $     23.94      $   28.22     $   26.81     $   26.18     $   26.03     $       23.71     $   21.20
                           =========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value..       (7.35%)(4)     13.18%        10.70%         7.63%        11.67%            13.31%(4)     (3.94%)(4)
                           =========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net
      Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after
   waiver ................        1.26%(5,6)     1.14%(5)      1.09%(5)      1.08%(5)      1.07%(5)          1.10%(6)      1.09%(6)
                           =========================================================================================================
Total expenses ...........        1.28%(5,6)     1.16%(5)      1.11%(5)      1.11%(5)      1.07%(5)          1.10%(6)      1.09%(6)
                           =========================================================================================================
Net investment income ....        2.03%(5,6)     1.87%(5)      1.91%(5)      1.65%(5)      1.10%(5)          2.07%(6)      2.76%(6)
                           =========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000) .......... $     9,881      $  10,117     $   4,805     $   4,349     $   2,526                --(7)         --(7)
                           =========================================================================================================
Portfolio turnover .......          15%            22%           12%           15%           17%               47%           52%
                           =========================================================================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Amount is less than $(.01) per share.

(4)   Aggregate total investment return.

(5) Includes the Fund's share of the Master Portfolio's allocated expenses and/or net investment income.

(6)   Annualized.

(7)   Amount is less than $1,000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        17

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Balanced Capital Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective through a fully managed investment policy utilizing equity, fixed income and convertible securities. The Fund invests the fixed income portion of its assets in Master Total Return Portfolio (the "Master Portfolio") of Master Bond LLC (the "Master LLC"), a mutual fund that has an investment objective and strategy consistent with that of the fixed income portion of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio. The percentage of the Master Portfolio owned by the Fund at March 31, 2008 was 15.5%. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a national securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter ("OTC") markets for which market quotations are readily available are valued at the last available bid price. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

--------------------------------------------------------------------------------
18          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.The Fund typically receives the income on the loaned securities but does not receive the income on the collateral.Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the bor-rower.The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral.The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements.The Fund files U.S. and various state tax returns. No income tax returns are currently under exami-nation.The statute of limitations on the Fund's tax returns remains open for the years ended September 30, 2004 through September 30, 2006.The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        19

--------------------------------------------------------------------------------

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $250 million; 0.45% of average daily net assets in excess of $250 million but not exceeding $300 million; 0.425% of average daily net assets in excess of $300 million but not exceeding $400 million; and 0.40% of average daily net assets in excess of $400 million.

The Fund also pays an investment advisory fee to the Advisor, which is the Master LLC's investment adviser, to the extent it invests its fixed income assets in the Master Portfolio. The Advisor has contractually agreed to waive its investment advisory fee in the amount the Fund pays in connection with its investment in the Master Portfolio. For the six months ended March 31, 2008, the Advisor earned fees of $4,585,604, of which $235,676 was waived, which is shown as fees waived by the Advisor on the Statement of Operations.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended March 31, 2008, the Fund reimbursed the Advisor $6,645 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                         Service   Distribution
                                                           Fee          Fee
--------------------------------------------------------------------------------
Investor A ...........................................     0.25%        --
Investor B ...........................................     0.25%      0.75%
Investor C ...........................................     0.25%      0.75%
Class R                                                    0.25%      0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealer for providing shareholder servicing and distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $34,459.

For the six months ended March 31, 2008, affiliates received contingent deferred sales charges of $33,724 and $2,728 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $493 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

--------------------------------------------------------------------------------
20          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional ....................................................     $  8,316
Investor A .......................................................     $ 11,832
Investor B .......................................................     $  1,740
Investor C .......................................................     $  1,284
Class R ..........................................................     $     54
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to BIM or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended March 31, 2008, BIM received $4,391 in securities lending agent fees.

In addition, MLPF&S received $152,618 in commissions on the execution of portfolio security transactions for the Fund for the six months ended March 31, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money-laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2008 were $223,145,440 and $349,722,492, respectively.

4. Capital Share Transactions:

Transactions in common stock for each class were as follows:

--------------------------------------------------------------------------------
Institutional Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    3,308,903   $  87,680,900
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................    3,563,871      93,194,185
                                                    ----------------------------
Total issued .....................................    6,872,774     180,875,085
Shares redeemed ..................................  (11,049,323)   (283,454,327)
                                                    ----------------------------
Net decrease .....................................   (4,176,549)  $(102,579,242)
                                                    ============================

--------------------------------------------------------------------------------
Institutional Shares for the Year
Ended September 30, 2007                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    4,091,838   $ 116,036,502
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................    2,971,097      82,123,752
                                                    ----------------------------
Total issued .....................................    7,062,935     198,160,254
Shares redeemed ..................................   (7,510,527)   (212,737,057)
                                                    ----------------------------
Net decrease .....................................     (447,592)  $ (14,576,803)
                                                    ============================

--------------------------------------------------------------------------------
Investor A Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    1,062,966   $  28,415,957
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................    2,449,628      63,885,566
                                                    ----------------------------
Total issued .....................................    3,512,594      92,301,523
Shares redeemed ..................................   (3,066,220)    (81,075,975)
                                                    ----------------------------
Net increase .....................................      446,374   $  11,225,548
                                                    ============================

--------------------------------------------------------------------------------
Investor A Shares for the Year
Ended September 30, 2007                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................    2,669,986   $  75,588,618
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................    2,102,016      57,875,366
                                                    ----------------------------
Total issued .....................................    4,772,002     133,463,984
Shares redeemed ..................................   (6,485,914)   (183,334,902)
                                                    ----------------------------
Net decrease .....................................   (1,713,912)  $ (49,870,918)
                                                    ============================

--------------------------------------------------------------------------------
Investor B Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      134,334   $   3,505,772
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................      240,546       6,100,207
                                                    ----------------------------
Total issued .....................................      374,880       9,605,979
Shares redeemed ..................................     (889,806)    (23,238,482)
                                                    ----------------------------
Net decrease .....................................     (514,926)  $ (13,632,503)
                                                    ============================

--------------------------------------------------------------------------------
            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        21

--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Investor B Shares for the Year
Ended September 30, 2007                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      413,493   $  11,329,038
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................      283,896       7,571,413
                                                    ----------------------------
Total issued .....................................      697,389      18,900,451
Shares redeemed ..................................   (3,007,751)    (82,733,457)
                                                    ----------------------------
Net decrease .....................................   (2,310,362)  $ (63,833,006)
                                                    ============================

--------------------------------------------------------------------------------
Investor C Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................       97,432   $   2,438,983
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................      273,334       6,701,958
                                                    ----------------------------
Total issued .....................................      370,766       9,140,941
Shares redeemed ..................................     (402,953)    (10,087,288)
                                                    ----------------------------
Net decrease .....................................      (32,187)  $    (946,347)
                                                    ============================

--------------------------------------------------------------------------------
Investor C Shares for the Year
Ended September 30, 2007                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      280,175   $   7,443,617
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................      224,293       5,822,850
                                                    ----------------------------
Total issued .....................................      504,468      13,266,467
Shares redeemed ..................................     (716,605)    (19,088,822)
                                                    ----------------------------
Net decrease .....................................     (212,137)  $  (5,822,355)
                                                    ============================

--------------------------------------------------------------------------------
Class R Shares for the Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      113,683   $   3,010,365
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................       34,377         864,585
                                                    ----------------------------
Total issued .....................................      148,060       3,874,950
Shares redeemed ..................................      (93,759)     (2,452,848)
                                                    ----------------------------
Net increase .....................................       54,301   $   1,422,102
                                                    ============================

--------------------------------------------------------------------------------
Class R Shares for the Year
Ended September 30, 2007                               Shares         Amount
--------------------------------------------------------------------------------
Shares sold ......................................      301,169   $   8,276,313
Shares issued to shareholders in reinvestment of
   dividends and distributions ...................       14,450         387,084
                                                    ----------------------------
Total issued .....................................      315,619       8,663,397
Shares redeemed ..................................     (136,363)     (3,740,563)
                                                    ----------------------------
Net increase .....................................      179,256   $   4,922,834
                                                    ============================

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended March 31, 2008.

--------------------------------------------------------------------------------
22          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

--------------------------------------------------------------------------------
Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O'Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

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            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        23

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Additional Information

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   BlackRock Privacy Principles
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BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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   Availability of Additional Information
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Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
   http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1) without charge, upon request, by calling toll-free (800) 441-7762;

(2) at www.blackrock.com; and

(3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

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24          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

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Additional Information (concluded)

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   Availability of Additional Information (concluded)
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Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge

(1) at www.blackrock.com or by calling (800) 441-7762 and

(2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

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   Shareholder Privileges
--------------------------------------------------------------------------------

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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            BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008        25

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A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

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   Equity Funds
--------------------------------------------------------------------------------

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
   Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

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   Fixed Income Funds
--------------------------------------------------------------------------------

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
   Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

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   Municipal Bond Funds
--------------------------------------------------------------------------------

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

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   Target Risk & Target Date Funds
--------------------------------------------------------------------------------

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.

+ Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

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26          BLACKROCK BALANCED CAPITAL FUND, INC.       MARCH 31, 2008

GO
[LOGO]
   PAPERLESS...
      It's Fast, Convenient, & Timely!
      To sign up today, go to www.blackrock.com/edelivery.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Balanced Capital Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                [BLACKROCK LOGO]

                                                                     #10252-3/08

Item 2 -  Code of Ethics - Not Applicable to this semi-annual report

Item 3 -  Audit Committee Financial Expert - Not Applicable to this semi-annual


Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -  Audit Committee of Listed Registrants - Not Applicable

Item 6 - Investments (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
          (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1)- Code of Ethics - Not Applicable to this semi-annual report

12(a)(2)- Certifications - Attached hereto

12(a)(3)- Not Applicable

12(b) -   Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          BlackRock Balanced Capital Fund, Inc.

          By:    /s/ Donald C. Burke
                 -------------------------------------
                 Donald C. Burke
                 Chief Executive Officer of
                 BlackRock Balanced Capital Fund, Inc.

          Date: May 22, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Donald C. Burke
                 -------------------------------------
                 Donald C. Burke
                 Chief Executive Officer (principal executive officer) of BlackRock Balanced Capital Fund, Inc.

          Date: May 22, 2008

          By:    /s/ Neal J. Andrews
                 -------------------------------------
                 Neal J. Andrews
                 Chief Financial Officer (principal financial officer) of BlackRock Balanced Capital Fund, Inc.

          Date: May 22, 2008